Consolidated Statements of Comprehensive Earnings/(Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Earnings/(Loss) [Abstract]
Net earnings	$ 20,333	$ 20,967	$ 22,038
Other comprehensive earnings/(loss):
Cumulative translation adjustment (net of tax of $376, $51 and $1,047)	1,309	(251)	(1,715)
Defined benefit pension plans (net of tax of $3,444, $17,443 and $5,136):
Prior service costs	367	372	476
Unrecognized (loss)/gains	(6,154)	(27,712)	6,969
Unrealized loss on cash flow hedges (net of tax of 627)	(980)
Comprehensive earnings/(loss)	$ 14,875	$ (6,624)	$ 27,768